FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Sep. 30, 2012
Financing Arrangements
Schedule of long-term debt

Long-term debt consists of the following (in thousands):

	September 30,
	2012	2011	2010	2009

Unsecured notes payable to a group of insurance companies, with annual principal payments of $4.0 million due in November. Interest at 6.31% is payable semiannually in November and May.	$8,000	$12,000	$16,000	$20,000
Mortgage note from a U.K. financial institution, with quarterly installments of principal and interest at 6.48%	3,503	3,918	4,494	5,124

	11,503	15,918	20,494	25,124
Less current portion	(4,561)	(4,541)	(4,545)	(4,554)

	$6,942	$11,377	$15,949	$20,570